Consolidated Statements of Shareholders Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Cash dividends declared per share (in dollars per share)	$ 0.160	$ 0.145	$ 0.140
Treasury stock acquired	460,496	419,190	1,105,848